Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN PENSION INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000764859
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	api
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2021
Prospectus Date	rr_ProspectusDate	May 31, 2021
Yorktown Class A, Class L and Institutional Class [Member] | Yorktown Treasury Advanced Total Return Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Yorktown Treasury Advanced Total Return Fund
Yorktown Class A, Class L and Institutional Class [Member] | Yorktown Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Yorktown Growth Fund
Yorktown Class A, Class L and Institutional Class [Member] | Yorktown Capital Appreciation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Yorktown Capital Appreciation Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The third footnote of the Average Annual Total Returns table in “Section 1 | FUND SUMMARIES – Yorktown Capital Appreciation Fund” in the Summary Prospectus and the Prospectus is deleted and replaced as follows:

“(3)	In prior prospectuses, the Fund compared its performance against the MSCI World Index as its primary benchmark. The Adviser believes the S&P 500® Total Return Index (“S&P 500® Index”) is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the S&P 500® Index will replace the MSCI World Index as the Fund’s primary benchmark in future comparisons. The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 11.2 trillion indexed or benchmarked to the S&P 500® Index, with indexed assets comprising approximately USD 4.6 trillion of this total. The S&P 500® Index includes 500 leading companies and covers approximately 80% of available market capitalization.”

Yorktown Class A, Class L and Institutional Class [Member] | Yorktown Short Term Bond Fund Class L Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Yorktown Short Term Bond Fund
Yorktown Class A, Class L and Institutional Class [Member] | Yorktown Master Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Yorktown Master Allocation Fund
Yorktown Class A, Class L and Institutional Class [Member] | Yorktown Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Yorktown Small Cap Fund
Yorktown Class A, Class L and Institutional Class [Member] | Yorktown Multi-Sector Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Yorktown Multi-Sector Bond Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The third footnote of the Average Annual Total Returns table in “Section 1 | FUND SUMMARIES – Yorktown Multi-Sector Bond Fund (Class A, Class L, and Institutional Class Shares)” in the Summary Prospectus and the Prospectus is deleted and replaced as follows:

“(3)	In prior prospectuses, the Fund compared its performance against the Dow Jones Conservative Portfolio Index as its primary benchmark. The Adviser believes the Bloomberg Barclays U.S. Aggregate Bond Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the Bloomberg Barclays U.S. Aggregate Bond Index will replace the Dow Jones Conservative Portfolio Index as the Fund’s primary benchmark in future comparisons.”

Yorktown Class C [Member] | Yorktown Multi-Sector Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Yorktown Multi-Sector Bond Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The third footnote of the Average Annual Total Returns table in section “Section 1 | FUND SUMMARY – Yorktown Multi-Sector Bond Fund (Class C Shares) in the Summary Prospectus and the Prospectus is deleted and replaced as follows:

“(3)	In prior prospectuses, the Fund compared its performance against the Dow Jones Conservative Portfolio Index as its primary benchmark. The Adviser believes the Bloomberg Barclays U.S. Aggregate Bond Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies and, therefore, the Bloomberg Barclays U.S. Aggregate Bond Index will replace the Dow Jones Conservative Portfolio Index as the Fund’s primary benchmark in future comparisons.”